Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 156,778	$ 310
Change in the valuation allowance	$ 202,228	$ 65